Interest Rate Contracts - Summary of Interest Rate Swaps (Details) - USD ($)	Sep. 30, 2020	Jul. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2015
Derivative [Line Items]
Fair value of interest rate swap in a net asset liability position			$ (24,146,000)	$ (1,717,000)
Derivative notional amount			850,000,000	850,000,000
Interest Rate Swap
Derivative [Line Items]
Fair value of interest rate swap in a net asset liability position	$ (58,852,000)		(24,146,000)
Derivative notional amount	$ 750,000,000	$ 425,000,000	850,000,000		$ 425,000,000
Interest Rate Swap, Effective March 10, 2020 - $150,000 Notional Amount, Interest Rate 0.83%
Derivative [Line Items]
Interest strike rate (percent)	0.83%
Fair value of interest rate swap in a net asset liability position	$ (3,374,000)		0
Derivative notional amount	$ 150,000,000		0
Interest Rate Swap, Effective March 10, 2020 - $100,000 Notional Amount, Interest Rate 0.84%
Derivative [Line Items]
Interest strike rate (percent)	0.84%
Fair value of interest rate swap in a net asset liability position	$ (2,300,000)		0
Derivative notional amount	$ 100,000,000		0
Interest Rate Swap, Effective March 10, 2020 - $75,000 Notional Amount, Interest Rate 0.86%
Derivative [Line Items]
Interest strike rate (percent)	0.86%
Fair value of interest rate swap in a net asset liability position	$ (1,791,000)		0
Derivative notional amount	$ 75,000,000		$ 0
Interest Rate Swap Effective Date July 1, 2020,$125,000 Notional Amount, Interest Rate 2.82%
Derivative [Line Items]
Interest strike rate (percent)	2.82%		2.82%
Fair value of interest rate swap in a net asset liability position	$ (15,064,000)		$ (7,038,000)	(1,987,000)
Derivative notional amount	$ 125,000,000		$ 125,000,000	125,000,000
Interest Rate Swap Effective Date July 1, 2020
Derivative [Line Items]
Interest strike rate (percent)	2.82%		2.82%
Fair value of interest rate swap in a net asset liability position	$ (12,074,000)		$ (5,651,000)	(1,628,000)
Derivative notional amount	$ 100,000,000		$ 100,000,000	100,000,000
Interest Rate Swap Effective Date July 1, 2020
Derivative [Line Items]
Interest strike rate (percent)	2.83%		2.83%
Fair value of interest rate swap in a net asset liability position	$ (12,084,000)		$ (5,665,000)	(1,636,000)
Derivative notional amount	$ 100,000,000		$ 100,000,000	100,000,000
Interest Rate Swap Effective Date July 1, 2020
Derivative [Line Items]
Interest strike rate (percent)	2.84%		2.84%
Fair value of interest rate swap in a net asset liability position	$ (12,165,000)		$ (5,749,000)	(1,711,000)
Derivative notional amount	$ 100,000,000		$ 100,000,000	100,000,000
Interest Rate Swap Effective Date July 9, 2015
Derivative [Line Items]
Interest strike rate (percent)	1.69%		1.69%
Fair value of interest rate swap in a net asset liability position	$ 0		$ (43,000)	5,245,000
Derivative notional amount	$ 0		$ 425,000,000	$ 425,000,000